Fees Summary	Sep. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 62,200,237.75
Total Fee Amount	8,589.85
Total Offset Amount	0.00
Net Fee	$ 8,589.85
Offering Table N/A
Offset Table N/A	N/A